Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 16 – INCOME TAX

Provision for Income Taxes

The provision (benefit) for income taxes consisted of the following:

	2025	2024
Federal:	-	-
Current	-	-
Deferred	$(836,347)	-
State:	-	-
Current	-	-
Deferred	-	-
Foreign — Malta LTD:	-	-
Current	$557,659	-
Deferred	(206,342)	-
Other subsidiaries — Telecom AB:	-	-
Income tax expense	$(12,465)	-
		-
Total provision (benefit) for income taxes	$(497,495)	-

Income (Loss) Before Income Taxes

Income (loss) before income taxes by jurisdiction:

	2025	2024
Domestic (U.S.)	$(1,129,939)	$(3,270,544)
Foreign	1,550,799	-
Total	$420,860	$(3,270,544)

Effective Tax Rate Reconciliation

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective income tax rate.

	Amount	Effective Rate
Expected tax benefit at U.S. statutory rate (21%)	$88,381	21.0%
State and local income taxes, net of federal benefit (c)	(142,378)	(33.8)%
Foreign statutory rate differential (b)	$249,971	59.4%
Change in fair value of contingent consideration (a)	(711,326)	(169)%
Tax credits	-	-%
Acquisitions and dispositions	-	-%
Non-deductible expenses and permanent differences	$107
Changes in valuation allowance:	17,751	4.2%
Total provision (benefit) for income taxes	$(497,495)	(118.2)%

(a)	Represents the tax effect of a $3,387,266 non-cash gain from the change in fair value of contingent consideration recognized in connection with the Company’s business combinations. This item is not deductible for U.S. federal income tax purposes and represents a permanent difference.

(b)	The foreign statutory rate differential of $249,971 (59.4%) is attributable to 42 Telecom MT Ltd., a Malta-incorporated subsidiary acquired August 1, 2025. Malta imposes corporate income tax at a statutory rate of 35%. The differential represents the excess of the Malta statutory rate over the U.S. federal statutory rate of 21%, applied to 42 Telecom MT Ltd.’s post-acquisition pre-tax income approximately $1,785,000. The remaining foreign subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — generated pre-tax losses during the post-acquisition period and had no income tax expense, resulting in no material rate differential.

(c)	(The state and local income tax category of $(142,378) represents the estimated state income tax effect on the Company’s U.S. operations for the year ended December 31, 2025, computed at the Florida statutory corporate income tax rate of 5.5%, net of federal benefit. The State of Florida, where Telvantis Voice Services, Inc. conducts its operations, constitutes substantially all — greater than 50% — of the Company’s state and local income tax effect for the year ended December 31, 2025.

Tax Years Open to Examination

The Company is subject to U.S. federal income tax examinations for tax years 2022 through 2025 and U.S. state income tax examinations for tax years 2022 through 2025. The Company’s foreign subsidiaries — 42 Telecom MT Ltd. (Malta), 42 Telecom AB Ltd. (Sweden), and 42 Telecom UK Ltd. (United Kingdom) — were acquired effective August 1, 2025 and are subject to income tax examinations by their respective local tax authorities for tax years 2021 through 2025 (Malta), 2020 through 2025 (Sweden), and 2022 through 2025 (United Kingdom).

Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities as of December 31:

	2025	2024
Deferred Tax Assets:
Net operating loss carryforwards — U.S. federal	$1,173,630	$-
Stock-based compensation — U.S.	226,237	-
Other	-	-
Total deferred tax assets	1,399,867
Valuation allowance — U.S.	(1,399,867)
Net deferred tax assets	-	-

	2025	2024
Deferred Tax Liabilities (net):
Purchased intangibles — U.S. (42 Telecom / Telvantis), net	$(1,401,770)		-
Purchased intangibles — Foreign (Malta LTD)	(3,110,317)		-
Deferred tax asset — Telvantis (b)	41,607		-
Right-of-use assets and other — Foreign	-
Total deferred tax liabilities, net	(4,470,480)

Net deferred tax liability	$(4,470,480)	$

(b)	Represents a deferred tax asset recognized at Telvantis in connection with temporary differences arising at acquisition.

The net deferred tax liability of $(4,470,480) is presented within non-current liabilities on the consolidated balance sheet as of December 31, 2025.

Net Operating Loss Carryforwards

As of December 31, 2025, the Company had U.S. federal net operating loss carryforwards of approximately $5,589,000 available to offset future taxable income. Under the Tax Cuts and Jobs Act of 2017, U.S. federal NOLs generated after December 31, 2017 carry forward indefinitely but are limited to 80% of taxable income in any given year. Utilization of these NOLs may be subject to annual limitations under Section 382 of the Internal Revenue Code as a result of ownership changes

Valuation Allowance

The Company maintains a full valuation allowance against its U.S. net deferred tax assets of $1,399,867. Management has evaluated the available positive and negative evidence, including the Company’s history of cumulative operating losses in the U.S. and the absence of sufficient objectively verifiable positive evidence to support realization, and has concluded that it is more likely than not that the U.S. net deferred tax assets will not be realized. Accordingly, a full valuation allowance has been recorded as of December 31, 2025.

Deferred tax liabilities related to acquired intangible assets from the business combinations of 42 Telecom and Telvantis are recorded with no corresponding deferred tax asset offset, as these arise from purchase price allocation temporary differences that are expected to reverse through future amortization charges.

Income Taxes Paid

The following table presents income taxes paid (net of refunds received), disaggregated by jurisdiction

Jurisdiction	2025		2024
U.S. federal	-		-
U.S. state and local	-		-
Foreign — Malta	$601,768	(c)	-
Total income taxes paid	$601,768		-

(c)	Represents the Malta corporation tax payable balance accrued as of December 31, 2025.

Uncertain Tax Positions

The Company had no unrecognized tax benefits as of December 31, 2025 and 2024, and does not anticipate any significant changes in unrecognized tax benefits within the next twelve months. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense. No material interest or penalties were accrued as of December 31, 2025.